AIG MONEY MARKET FUND
                                 CLASS A SHARES

                               Investment Adviser:
                          AIG CAPITAL MANAGEMENT CORP.

AIG Money Market Fund (the "Portfolio") is a diversified money market fund that offers investors a convenient and economical way to invest in a professionally managed diversified portfolio of short-term, high quality securities.

This Prospectus offers Class A shares of the Portfolio. Class A shares are offered to institutional investors acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity, and to AIG Persons (as defined herein). Eligibility to invest in Class A shares is contingent upon an investor maintaining a minimum aggregate investment of $10,000,000 in the Portfolio, subject to certain limited exceptions as described on page 8.

AN INVESTMENT IN THE PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE UNITED STATES GOVERNMENT, AND THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

This Prospectus sets forth concisely information about The Advisors' Inner Circle Fund (the "Fund") and the Portfolio that a prospective investor should know before investing. The Portfolio is a separate series of the Fund. Investors are advised to read this Prospectus and retain it for future reference.

A Statement of Additional Information dated February 28, 1997, as amended or supplemented from time to time, has been filed with the Securities and Exchange Commission and is available without charge by calling 1-800-249-7445. The Statement of Additional Information is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FEBRUARY 28, 1997

AIG-F-001-03

                                    SUMMARY

The following provides basic information about the Class A shares of the AIG Money Market Fund (the "Portfolio"). The Portfolio is one of the mutual funds comprising The Advisors' Inner Circle Fund (the "Fund"). The Fund also offers Class B Shares of the Portfolio in a separate prospectus. The Class B shares of the Portfolio have a distribution plan pursuant to Rule 12b-1 and are subject to an annual distribution fee. This summary is qualified in its entirety by reference to the more detailed information provided elsewhere in this Prospectus and in the Statement of Additional Information.

WHAT IS THE INVESTMENT OBJECTIVE? The Portfolio seeks to preserve principal value and maintain a high degree of liquidity while providing current income. There can be no assurance that the Portfolio will achieve its investment objective or be able to maintain a net asset value of $1.00 per share on a continuous basis. See "Investment Objective and Policies."

WHAT ARE THE RISKS INVOLVED WITH AN INVESTMENT IN THE PORTFOLIO? The Portfolio will attempt to maintain a constant net asset value of $1.00 per share but there is no assurance that it can do so on a continuous basis. See "Description of Permitted Investments and Risk Factors."

WHAT ARE THE PERMITTED INVESTMENTS? The Portfolio will invest in a broad range of short-term, high quality U.S. dollar denominated money market instruments, which satisfy certain quality, maturity and diversification criteria, including criteria set by applicable laws and regulations. The Portfolio may invest in obligations of the U.S. Treasury and agencies and instrumentalities of the U.S. Government; obligations of domestic banks and U.S. dollar denominated obligations of foreign banks; short-term obligations of domestic and foreign corporate issuers; obligations of supranational entities; obligations of foreign governments; and repurchase agreements involving any of such obligations. See "Investment Objective and Policies" and "Description of Permitted Investments and Risk Factors."

WHO IS THE ADVISER? AIG Capital Management Corp. (the "Adviser") serves as the investment adviser of the Portfolio. See "Expense Summary" and "The Adviser."

WHO IS THE ADMINISTRATOR? SEI Fund Resources (the "Administrator") serves as the administrator and shareholder servicing agent of the Fund. See "The Administrator."

WHO IS THE TRANSFER AGENT? DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund. See "The Transfer Agent."

WHO IS THE DISTRIBUTOR? SEI Financial Services Company serves as the (the "Distributor") distributor of the Portfolio's shares. See "The Distributor."

IS THERE A SALES LOAD? No, Class A shares of the Portfolio are offered on a no-load basis. See "The Distributor."

IS THERE A MINIMUM INVESTMENT? There is a minimum investment requirement of $10,000,000 for Class A shares, with limited exceptions as described in "Purchase and Redemption of Shares." Class B shares, which are offered through a separate prospectus, have a $25,000 minimum investment requirement. See "Purchase and Redemption of Shares."

HOW DO I PURCHASE AND REDEEM SHARES? Purchases and redemptions may be made through the Transfer Agent on a day when the New York Stock Exchange and Federal Reserve Bank are open for business (a "Business Day"). A purchase order will be effective as of the Business Day received by the Transfer Agent if the Transfer Agent receives an order prior to 1:00 p.m. Eastern time and receives payment with readily available funds prior to 3:00 p.m. Eastern time. To purchase shares by wire, you must first call 1-800-845-3885. Redemption orders placed with the Transfer Agent prior to 1:00 p.m. Eastern time on any Business Day will be effective that Business Day. The purchase and redemption price for shares is the net asset value per share next determined after a purchase or redemption order has been received by the Transfer Agent and becomes effective. The net asset value per share is determined as of 2:00 p.m. Eastern time on each Business Day. Shares redeemed on any Business Day will not receive dividends for that day. See "Purchase and Redemption of Shares."

HOW ARE DIVIDENDS PAID? The Portfolio distributes substantially all of its net investment income (exclusive of capital gains) in the form of dividends declared daily and paid monthly. Shares normally begin earning dividends on the Business Day on which a purchase order is effective. Any capital gain is distributed at least annually. Distributions are paid in additional shares unless the shareholder elects to take the payment in cash. See "Purchase and Redemption of Shares" and "Dividends and Distributions."

                                EXPENSE SUMMARY

SHAREHOLDER TRANSACTION EXPENSES                           AIG MONEY MARKET FUND

                                                                  CLASS A
--------------------------------------------------------------------------------
Maximum Sales Load Imposed on Purchases.......................     None
Maximum Sales Load Imposed on Reinvested Dividends............     None
Deferred Sales Load...........................................     None
Redemption Fees(1)............................................     None
Exchange Fees.................................................     None
--------------------------------------------------------------------------------

(1) A wire redemption charge, currently $10.00, is deducted from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder, except that certain institutions may be exempt from this wire charge.


ANNUAL OPERATING EXPENSES                                  AIG MONEY MARKET FUND
(as a percentage of average net assets
for the most recent fiscal year)
                                                                   CLASS A
--------------------------------------------------------------------------------
Advisory Fees (after fee waivers) (2)(3)......................      .15%
Other Expenses................................................      .17%
--------------------------------------------------------------------------------
Total Operating Expenses (after fee waivers)(2)(3)............      .32%
--------------------------------------------------------------------------------

(2) The Adviser has, on a voluntary basis, agreed to waive 10 basis points (.10%) of its fee and to waive additional fees and/or reimburse certain expenses of the Portfolio so that the total expense ratio does not exceed .40%. The Adviser reserves the right to terminate its waiver or any reimbursements at any time upon sixty days' notice to the Portfolio in its sole discretion. Absent such waivers or any reimbursements, advisory fees for the Class A shares of the Portfolio would be .25% and total operating expenses, which include advisory fees, would be .42% of the average daily net assets of the Portfolio on an annualized basis.

(3) Advisory fees and total operating expenses have been restated to reflect current expenses.

EXAMPLE

                                                                                  AIG MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------
                                                                         1 YEAR     3 YEARS    5 YEARS    10 YEARS
------------------------------------------------------------------------------------------------------------------
An investor would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period:
CLASS A..............................................................      $3         $10         $18        $41
------------------------------------------------------------------------------------------------------------------

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of the expense table and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by shareholders of the Portfolio. The information set forth in the foregoing table and example relates only to the Class A shares. Additional information may be found under "The Adviser" and "The Administrator."

FINANCIAL HIGHLIGHTS                             THE ADVISORS' INNER CIRCLE FUND

The following information on Class A shares of the AIG Money Market Fund has been audited by Arthur Andersen LLP, the Fund's independent public accountants, as indicated in their report dated December 6, 1996 on the Fund's financial statements as of October 31, 1996. This table should be read in conjunction with the Fund's audited financial statements and notes thereto. The Portfolio's financial statements are contained in the Annual Report to Shareholders, which is available without charge by calling 1-800-249-7445.

For a Class A share of the Portfolio Outstanding Throughout the Period:

                                                         AIG MONEY MARKET FUND
--------------------------------------------------------------------------------
                                                        11/01/95      12/1/94(1)
                                                           TO             TO
                                                        10/31/96       10/31/95
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ........           $   1.00      $   1.00
--------------------------------------------------------------------------------
Income From Investment Operations:
  Net Investment Income .....................               0.05          0.05
--------------------------------------------------------------------------------
Total From Investment Operations ............               0.05          0.05
--------------------------------------------------------------------------------
Less Distributions:
Distributions From Net Investment Income ....              (0.05)        (0.05)
     Total Distributions ....................              (0.05)        (0.05)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ..............           $   1.00      $   1.00
--------------------------------------------------------------------------------
TOTAL RETURN ................................               5.26%         5.75%*
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End Of Period (000) .............           $253,865      $313,657
Ratios Of Expenses To Average Net Assets ....               0.39%         0.40%*
Ratio Of Expenses To Average Net Assets
  (Excluding Fee Waivers) ...................               0.41%         0.47%*
Ratio Of Net Investment Income To Average
  Net Assets ................................               5.15%         5.60%*
Ratio Of Net Investment Income to
  Average Net Assets (Excluding Fee Waivers)                5.13%         5.53%*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 *   Annualized

(1) The Class A shares of the AIG Money Market Fund commenced operations on December 1, 1994.

THE FUND AND THE PORTFOLIO

The Advisors' Inner Circle Fund (the "Fund") offers shares in a number of separately-managed mutual funds, each of which is a separate series ("portfolio") of the Fund. Each share of each portfolio represents an undivided, proportionate interest in that portfolio. This Prospectus offers Class A shares of the Fund's AIG Money Market Fund (the "Portfolio"), a diversified portfolio. The Portfolio offers two classes of shares (Class A and Class B) which provide for variations in distribution costs, voting rights and dividends. Except for these differences, each share of the Portfolio represents an undivided proportionate interest in the Portfolio. Information regarding the Class B shares of the Portfolio and the other mutual funds in the Fund is contained in separate prospectuses that may be obtained by calling 1-800-249-7445.

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Portfolio is to preserve principal value and maintain a high degree of liquidity while providing current income. It is also a fundamental policy of the Portfolio to use its best efforts to maintain a constant net asset value of $1.00 per share. There is no assurance that the Portfolio will achieve its investment objective or that it will be able to maintain a constant net asset value of $1.00 per share on a continuous basis.

The Portfolio intends to comply with regulations of the Securities and Exchange Commission (the "SEC") applicable to money market funds using the amortized cost method for calculating net asset value. These regulations impose certain quality, maturity and diversification restraints on Portfolio investments. Under these regulations, the Portfolio will invest in only U.S. dollar denominated securities, will maintain an average maturity on a dollar-weighted basis of 90 days or less, and will acquire only "eligible securities" that both present minimal credit risks and have a maturity of 397 days or less. For a further discussion of these rules, see "Description of Permitted Investments and Risk Factors -- Restraints on Investments by Money Market Funds."

In seeking its investment objective, the Portfolio will invest exclusively in
(i) bills, notes and bonds issued by the United States Treasury ("United States Treasury Obligations") and separately traded interest and principal component parts of such obligations ("Stripped Government Securities"); (ii) obligations issued or guaranteed as to principal and interest by the agencies or instrumentalities of the United States Government; (iii) U.S. dollar denominated short-term obligations of issuers rated at the time of investment in the highest rating category for short-term debt obligations (within which there may be sub-categories or gradations indicating relative standing) by two or more nationally recognized statistical rating organizations ("NRSROs"), or only one NRSRO if only one NRSRO has rated the security, or, if not rated, as determined by the Adviser to be of comparable quality, consisting of obligations of U.S. and foreign corporations, domestic banks, foreign banks, U.S. and foreign savings and loan institutions; (iv) repurchase agreements with respect to the foregoing; (v) obligations of supranational entities satisfying the credit standards described above or, if not rated, determined by the Adviser to be of comparable quality; and (vi) obligations of foreign governments, agencies and instrumentalities satisfying the credit standards described above or, if not rated, determined by the Adviser to be of comparable quality.

The Portfolio reserves the right to invest more than 25% of its total assets in obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to similar regulations as U.S. banks. To the extent that the Portfolio invests more than 25% of its net assets in bank obligations, it will be exposed to the risks associated with that industry as a whole. The Portfolio may purchase asset-backed securities rated in the highest NRSRO rating category at the time of investment. The Portfolio may invest in securities which pay interest on a variable or floating rate basis. The Portfolio may invest up to 10% of its net assets in restricted securities. In addition, the Portfolio may acquire securities on a when-issued basis and may buy securities which are subject to puts or standby commitments. The Portfolio will not invest more than 10% of its total assets in illiquid securities. The Portfolio reserves the right to enter into reverse repurchase agreements and engage in securities lending.

The Portfolio will use NRSROs such as Standard & Poor's Corporation and Moody's Investors Service, Inc. when determining security credit ratings.

For a description of the above ratings and additional information regarding the Portfolio's permitted investments see "Description of Permitted Investments and Risk Factors" in this Prospectus and "Description of Permitted Investments" in the Statement of Additional Information.

INVESTMENT LIMITATIONS

The investment objective and the investment limitations set forth here and in the Statement of Additional Information are fundamental policies of the Portfolio. Fundamental policies cannot be changed without the consent of the holders of a majority of the Portfolio's outstanding shares.

The Portfolio may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States Government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Portfolio would be invested in the securities of such issuer; provided, however, that the Portfolio may invest up to 25% of its total assets without regard to this restriction as permitted by applicable law.

2. Purchase any securities which would cause 25% or more of the total assets of the Portfolio to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in the obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, repurchase agreements involving such securities and obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulations as U.S. banks. For purposes of this limitation, (i) utility companies will be classified according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry;
(ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational entities will be considered a separate industry; and (iv) asset-backed securities will be classified according to the underlying assets securing such securities.

3. Make loans, except that the Portfolio may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in this Prospectus and in the Statement of Additional Information.

4. Borrow money, except that the Portfolio may (i) enter into reverse repurchase agreements and (ii) borrow money for temporary or emergency purposes and then only in an amount not exceeding 33 1/3% of the value of its total assets. Any borrowing will be done from a bank and asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Portfolio shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. This borrowing provision is included for temporary liquidity or emergency purposes. All borrowings will be repaid before making investments and any interest paid on such borrowings will reduce income.

The foregoing percentages will apply at the time of the purchase of a security, except for the percentage limitations specified in paragraph 4 above, which will apply at all times.

THE ADVISER

AIG Capital Management Corp. (the "Adviser") is an indirect wholly-owned subsidiary of American International Group, Inc., ("AIG"). AIG is a holding company which through its subsidiaries is primarily engaged in a broad range of insurance and insurance-related and financial services activities in the United States and abroad. The Adviser was formed in June 1994. Its officers and employees include individuals with investment management experience, including experience with short-term investments. The Adviser currently serves as the investment adviser to two other registered investment companies: AIG All Ages Funds, Inc. and First Global Equity Portfolio. The principal business address of the Adviser is 70 Pine Street, New York, New York 10270.

The Adviser serves as the Portfolio's investment adviser and makes the investment decisions for the assets of the Portfolio and continuously reviews, supervises and administers the Portfolio's investment program, subject to the supervision of, and policies established by, the Trustees of the Fund.

The Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .25% of the average daily net assets of the Portfolio. Commencing on October 3, 1996, the Adviser voluntarily agreed to waive 10 basis points (.10%) of its fees and to waive additional fees and/or reimburse certain expenses of the Portfolio to the extent necessary in order to limit net operating expenses to an annual rate of not more than .40% of the average daily net assets of the Class A shares of the Portfolio. The Adviser reserves the right to terminate its waiver or any reimbursements at any time upon sixty days' notice to the Portfolio in its sole discretion. For the fiscal year ended October 31, 1996, the Adviser received (after a partial fee waiver) a fee equal to .23% of the Portfolio's average daily net assets (prior to October 3, 1996). For the period from October 3, 1996 through the end of the fiscal year, the Adviser received (after a partial fee waiver) a fee equal to .15% of the Portfolio's average daily net assets.

THE ADMINISTRATOR

SEI Fund Resources (the "Administrator"), provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities.

For these services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .145% of the Portfolio's average daily net assets up to $100 million; .1125% of the Portfolio's average daily net assets from $100 million up to and including $200 million; .07% of the Portfolio's average daily net assets from $200 million up to and including $450 million; and .05% of the Portfolio's average daily net assets over $450 million; provided that the Portfolio is obligated to pay the Administrator a minimum annual fee of $100,000.

The Administrator also serves as shareholder servicing agent for the Portfolio.

THE TRANSFER AGENT

DST Systems, Inc., 1004 Baltimore Street, Kansas City, Missouri 64105 (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund.

THE DISTRIBUTOR

SEI Financial Services Company (the "Distributor"), Oaks, Pennsylvania 19456, a wholly-owned subsidiary of SEI Investments Company serves as the Fund's distributor pursuant to a distribution agreement (the "Distribution Agreement") with the Fund which applies to Class A and Class B shares of the Portfolio. The Class A shares of the Portfolio are offered without distribution fees.

The Portfolio may also execute brokerage or other agency transactions through an affiliate of the Adviser or through the Distributor for which the affiliate or the Distributor may receive "usual and customary" compensation.

PURCHASE AND REDEMPTION OF SHARES

Shares of the Portfolio may be purchased by qualified investors by contacting the Transfer Agent or by calling 1-800-845-3885. Class A shares are offered to institutional investors acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity, and to AIG Persons (as defined below). Shares of the Portfolio are offered only to residents of states and other jurisdictions in which the shares are eligible for purchase.

Purchase of shares of the Portfolio may be made on days when the New York Stock Exchange and Federal Reserve Bank are open for business (a "Business Day"). Eligibility to invest in Class A shares is contingent upon an investor maintaining a minimum aggregate investment of $10,000,000 in the Portfolio unless: (a) the investor makes an initial investment of at least $5,000,000 and has, in the sole judgment of the Portfolio's distributor and/or any sub-distributor(s), intent and availability of funds to invest $10,000,000 in Class A shares of the Portfolio within three months of the initial investment;
(b) the investor's assets are managed pursuant to an investment advisory agreement with a registered investment advisor that is wholly-owned by AIG; or
(c) the investor is in one of the following categories: AIG and any company as to which AIG owns more than 19% of the outstanding capital stock, C.V. Starr & Co., Inc. and any of its direct or indirect subsidiaries and affiliates, senior executive officers of AIG and their families (collectively referred to as "AIG Persons"), as well as entities controlled by such AIG Persons, and certain employee benefit plans sponsored by AIG. There is no minimum for subsequent purchases. The minimum investment may be waived at the Distributor's discretion.

PURCHASES BY WIRE TRANSFER

INITIAL PURCHASES: Before making an initial investment by wire, an investor must first telephone 1-800-845-3885 to be assigned an account number. The investor's name, account number, taxpayer identification number or Social Security number, and address must be specified in the wire. In addition, an Account Application should be promptly forwarded to the Transfer Agent at: The Advisors' Inner Circle Fund, P.O. Box 419009, Kansas City, Missouri 64141-6009.

Shareholders having an account with a commercial bank that is a member of the Federal Reserve System may purchase shares of the Portfolio by requesting their bank to transmit funds by wire to: United Missouri Bank, N.A.; ABA #10-10-00695; for Account Number 9870600404; Further Credit: AIG Money Market Fund. The shareholder's name and account number must be specified in the wire.

SUBSEQUENT PURCHASES: Additional investments may be made at any time through the wire procedures described above, which must include the shareholder's name and account number. The investor's bank may impose a fee for investments by wire.

GENERAL INFORMATION REGARDING PURCHASES

A purchase order for Class A shares will be effective as of the Business Day received by the Transfer Agent if the Transfer Agent receives an order prior to 1:00 p.m. Eastern time and receives federal funds before 3:00 p.m. Eastern time. However, an order for Class A shares may be cancelled if federal funds are not received before 3:00 p.m. Eastern time on the same Business Day. Purchases may not be made by check. The purchase price for shares is the net asset value per share next determined after a purchase order has been received by the Transfer Agent and becomes effective.

The Portfolio reserves the right to reject an account application or a purchase order when the Distributor or Transfer Agent determines that it is not in the best interest of the Fund and/or its shareholders to accept such application or purchase order.

REDEMPTIONS

Redemption orders received by the Transfer Agent prior to 1:00 p.m. Eastern time on any Business Day will be effective that day. The redemption price of shares is the net asset value per share of the Portfolio next determined after an effective redemption order, in good form, is received. Shares redeemed will not receive the dividend declared on that day. Payment on redemption will be made as promptly as possible and, in any event, within seven days after the redemption order is received. Shareholders may not close their accounts by telephone.

Shareholders may receive redemption payments in the form of a check or by Federal Reserve transfer or Automatic Clearing House ("ACH") wire transfer. There is no charge for having a check for redemption proceeds mailed. The custodian will deduct a wire charge, currently $10.00, from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder, except that certain institutions may be exempt from this charge. Shareholders cannot redeem shares of the Portfolio by Federal Reserve wire on federal holidays restricting wire transfers. The Portfolio does not charge for ACH wire transfers; however, such transactions will not be posted to a shareholder's bank account until the second Business Day following the transaction.

Shareholders are granted telephone redemption privileges automatically. Neither the Fund nor the Transfer Agent will be responsible for the authenticity of the redemption instructions received by telephone if it reasonably believes those instructions are genuine. The Fund and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine, and may be liable for losses resulting from unauthorized or fraudulent telephone transactions if it does not employ those procedures. Such procedures may include taping of telephone conversations.

CALCULATION OF NET ASSET VALUE

Net asset value per share of the Portfolio is determined as of 2:00 p.m. Eastern time on each Business Day, based on the amortized cost method described in the Statement of Additional Information. No certificates representing shares will be issued. The net asset value per share of the Portfolio is determined by dividing the total market value of the Portfolio's investments, using amortized cost valuations, and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio.

PERFORMANCE

From time to time the Portfolio advertises its "current yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields. The "current yield" of the Portfolio refers to the income generated by an investment in the Portfolio over a stated seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" (also called "effective compound yield") is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. The performance of Class A shares will normally be higher than that of Class B shares because Class A shares are not subject to distribution expenses charged to Class B shares. Yield quotations are computed separately for the Class A and Class B shares.

The Portfolio may periodically compare its performance to the performance of other mutual funds tracked by mutual fund rating services, broad groups of comparable mutual funds or unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs.

TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action.

No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Portfolio or its shareholders. Accordingly, shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local income taxes.

TAX STATUS OF THE PORTFOLIO

The Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Fund's other portfolios. The Portfolio intends to qualify for the special tax treatment afforded regulated investment companies as defined under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as the Portfolio qualifies for this special tax treatment, it will be relieved of federal income tax on that part of its net investment income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

The Portfolio will distribute all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from net investment income will be taxable to shareholders as ordinary income whether received in cash or in additional shares. Although the Portfolio does not expect to recognize any long-term capital gains, any dividends from net capital gain (the excess of net long-term capital gain over net short-term capital loss) will be treated as long-term capital gain, regardless of how long the shareholders have held their shares. Generally, distributions from the Portfolio are taxable to shareholders when they are paid. However, dividends declared by the Portfolio in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year, if paid by the Portfolio at any time during the following January.

The Portfolio will inform shareholders annually of the federal income tax status of all distributions. Corporate shareholders should note that Portfolio distributions will not qualify for the dividends-received deduction that is generally available to corporate taxpayers.

Income received on direct United States Government obligations is exempt from income tax at the state level when received directly and may be exempt, depending on the state, when received by a shareholder from the Portfolio provided certain state-specific conditions are satisfied. Interest received on repurchase agreements normally is not exempt from state taxation. The Portfolio will inform shareholders annually of the percentage of income and distributions derived from direct United States Government obligations. Shareholders should consult their tax advisers to determine whether any portion of the income dividends received from the Portfolio is considered tax exempt in their particular state.

The Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax.

A sale, exchange or redemption of the Portfolio's shares is a taxable event to the shareholder.

Income derived by the Portfolio from securities of foreign issuers may be subject to foreign withholding taxes. The Portfolio will not be able to elect to treat shareholders as having paid their proportionate share of such foreign taxes.

Additional information concerning taxes is set forth in the Statement of Additional Information.

GENERAL INFORMATION

THE FUND

The Fund, an open-end management investment company, was organized under Massachusetts law as a business trust under a Declaration of Trust dated July 18, 1991. The Declaration of Trust permits the Fund to offer separate series ("portfolios") and classes of shares. All consideration received by the Fund for shares of any portfolio and all assets of such portfolio belong to that portfolio and are subject to liabilities related thereto. The Fund reserves the right to create and issue shares of additional portfolios.

The Portfolio pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) pro rata share of the Fund's other expenses, including audit and legal expenses. Expenses not attributable to a specific portfolio are allocated across all of the portfolios on the basis of relative net assets.

TRUSTEES OF THE FUND

The management and affairs of the Fund are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Fund.

VOTING RIGHTS

Each share held entitles the shareholder of record to one vote. The shareholders of each class of the Portfolio will vote separately on matters relating solely to that class. The Portfolio will vote separately on matters relating solely to it. As a Massachusetts business trust, the Fund is not required to hold annual meetings of shareholders but shareholders' approval will be sought for certain changes in the operation of the Fund and for the election of Trustees under certain circumstances.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Fund. In the event that such a meeting is requested, the Fund will provide appropriate assistance and information to the shareholders requesting the meeting.

REPORTING

The Fund issues unaudited financial information semiannually and audited financial statements annually for the Portfolio. The Fund also furnishes periodic reports and, as necessary, proxy statements to shareholders of record.

SHAREHOLDER INQUIRIES

Shareholder inquiries should be directed to AIG Money Market Fund, c/o The Advisors' Inner Circle Fund, P.O. Box 419009, Kansas City, Missouri 64141-6009 or by calling 1-800-249-7445. Purchase and redemption transactions should be made through the Transfer Agent by calling 1-800-845-3885.

DIVIDENDS AND DISTRIBUTIONS

The Portfolio declares dividends of substantially all of its net investment income (exclusive of capital gains) daily and distributes such dividends monthly. Shares purchased normally begin earning dividends on the Business Day on which the purchase order relating to such share purchase is effective. If any capital gain is realized, substantially all of it will be distributed at least annually.

Shareholders automatically receive all income dividends and capital gain distributions in additional shares, unless the shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Transfer Agent at least 15 days prior to the distribution. Shareholders may receive payments for cash distributions in the form of a check or by Federal Reserve or ACH wire transfer.

The amount of dividends payable on Class A shares will be more than those payable on Class B shares because of the distribution fees paid by Class B shares.

COUNSEL AND INDEPENDENT PUBLIC ACCOUNTANTS

Morgan, Lewis & Bockius LLP serves as counsel to the Fund. Arthur Andersen LLP serves as the independent public accountants of the Fund.

CUSTODIAN

CoreStates Bank, N.A., Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101 acts as custodian (the "Custodian") of the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the Investment Company Act of 1940, as amended (the "1940 Act").

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following is a description of the permitted investments for the Portfolio, and the associated risk factors:

ASSET-BACKED SECURITIES--Asset-backed securities are secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

BANKERS' ACCEPTANCES--Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

CERTIFICATES OF DEPOSIT--Certificates of deposit are interest bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity.

COMMERCIAL PAPER--Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary from a few to 270 days.

EURODOLLAR AND YANKEE BANK OBLIGATIONS-- Eurodollar bank obligations are U.S. dollar-denominated certificates of deposit or time deposits issued outside the United States by foreign branches of U.S. banks or by foreign banks. Yankee bank obligations are U.S. dollar denominated obligations issued in the United States by foreign banks.

ILLIQUID SECURITIES--Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on the Portfolio's books. An illiquid security includes a demand instrument with a demand notice period exceeding seven days, where there is no secondary market for such security, and repurchase agreements with a remaining term to maturity in excess of 7 days.

OBLIGATIONS OF SUPRANATIONAL ENTITIES-- Supranational entities are entities established through the joint participation of several governments, and include the Asian Development Bank, the Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank.

REPURCHASE AGREEMENTS--Repurchase agreements are agreements by which the Portfolio obtains a security and simultaneously commits to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The Custodian will hold the security as collateral for the repurchase agreement. The Portfolio bears a risk of loss in the event the other party defaults on its obligations and the Portfolio is delayed or prevented from exercising its right to dispose of the collateral or if the Portfolio realizes a loss on the sale of the collateral. The Portfolio will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the 1940 Act.

RESTRICTED SECURITIES--Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933 or an exemption from registration.

RESTRAINTS ON INVESTMENTS BY MONEY MARKET FUNDS--Investments by a money market fund are subject to limitations imposed under regulations adopted by the SEC. Under these regulations, money market funds may only acquire obligations that present minimal credit risk and that are "eligible securities," which means they are (i) rated, at the time of investment, by at least two NRSROs (one if it is the only organization rating such obligation) in the highest rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or
(ii) rated according to the foregoing criteria in the second highest rating category or, if unrated, determined to be of comparable quality ("second tier security"). A security is not considered to be unrated if its issuer has outstanding obligations of comparable priority and security that have a short-term rating. A money market fund may invest up to 25% of its assets in "first tier" securities of a single issuer for a period of up to three business days.

REVERSE REPURCHASE AGREEMENTS--Reverse repurchase agreements are agreements by which the Portfolio sells securities to financial institutions and simultaneously agrees to repurchase those securities at a mutually agreed-upon date and price. At the time a Portfolio enters into a reverse repurchase agreement, the Portfolio will place liquid assets having a value equal to the repurchase price in a segregated custodial account and monitor this account to ensure equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of securities sold by the Portfolio may decline below the price at which the Portfolio is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the 1940 Act.

STANDBY COMMITMENTS AND PUTS--Securities subject to standby commitments or puts permit the holder thereof to sell the securities at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable; therefore, the standby commitment or put would only have value to the Portfolio owning the security to which it relates. In certain cases, a premium may be paid for a standby commitment or put, which premium will have the effect of reducing the yield otherwise payable on the underlying security. The Portfolio will limit standby commitment or put transactions to institutions believed to present minimal credit risk.

SECURITIES LENDING--In order to generate additional income, the Portfolio may lend securities which it owns pursuant to agreements requiring that the loan be continuously secured by collateral consisting of cash, or securities of the U.S. Government or its agencies equal to at least 100% of the market value of the securities lent. The Portfolio continues to receive interest on the securities lent while simultaneously earning interest on the investment of cash collateral. Collateral is marked to market daily. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.

SECURITIES OF FOREIGN ISSUERS--There are certain risks connected with investing in securities of foreign issuers. These include risks of adverse political and economic developments (including possible governmental seizure or nationalization of assets), the possible imposition of exchange controls or other governmental restrictions, less uniformity in accounting and reporting requirements, the possibility that there will be less information on such securities and their issuers available to the public, the difficulty of obtaining or enforcing court judgments abroad, restrictions on foreign investments in other jurisdictions, difficulties in effecting repatriation of capital invested abroad, and difficulties in transaction settlements and the effect of delay on shareholder equity. Foreign securities may be subject to foreign taxes, and may be less marketable than comparable U.S. securities.

STRIPPED GOVERNMENT SECURITIES--The Portfolio may purchase Separately Traded Registered Interest and Principal Securities ("STRIPS") that are created when the coupon payments and the principal payment are stripped from an outstanding United States Treasury bond by the Federal Reserve Bank of New York and sold separately. The Portfolio may not actively trade STRIPS.

TIME DEPOSITS--Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a remaining term to maturity in excess of 7 days are considered to be illiquid securities.

U.S. GOVERNMENT AGENCY SECURITIES--Obligations issued or guaranteed by agencies of the U.S. Government include, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government include, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., Government National Mortgage Association securities), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (e.g., Federal National Mortgage Association securities). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Portfolio's shares.

U.S. TREASURY OBLIGATIONS--U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as STRIPS.

VARIABLE AND FLOATING RATE INSTRUMENTS--Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES-- When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The Portfolio will maintain with the Custodian a separate account with liquid assets in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Portfolio before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although the Portfolio generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Portfolio may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

              TABLE OF CONTENTS

                                              PAGE
                                              ----
SUMMARY ......................................   2
EXPENSE SUMMARY ..............................   4
FINANCIAL HIGHLIGHTS .........................   5
THE FUND AND THE PORTFOLIO ...................   6
INVESTMENT OBJECTIVE AND POLICIES ............   6
INVESTMENT LIMITATIONS .......................   7
THE ADVISER ..................................   7
THE ADMINISTRATOR ............................   8
THE TRANSFER AGENT ...........................   8
THE DISTRIBUTOR ..............................   8
PURCHASE AND REDEMPTION OF SHARES ............   8
PERFORMANCE ..................................  10
TAXES ........................................  10
GENERAL INFORMATION ..........................  11
DESCRIPTION OF PERMITTED INVESTMENTS
  AND RISK FACTORS ...........................  12



Fund:
The Advisors' Inner Circle Fund

Portfolio:
AIG Money Market Fund

Adviser:
AIG Capital Management Corp.

Distributor:
SEI Financial Services Company

Administrator:
SEI Fund Resources

Legal Counsel:
Morgan, Lewis & Bockius LLP

Independent Public Accountants:
Arthur Andersen LLP

February 28, 1997
For Information call: 1-800-845-3885
AIG-F-001-03



                                   Prospectus


                                      AIG
                               Money Market Fund

                                    Class A


                                     [LOGO]




                                   Advised by

                          AIG Capital Management Corp.

                             AIG MONEY MARKET FUND
                                 CLASS B SHARES

                              Investment Adviser:
                          AIG CAPITAL MANAGEMENT CORP.

AIG Money Market Fund (the "Portfolio") is a diversified money market fund that offers investors a convenient and economical way to invest in a professionally managed diversified portfolio of short-term, high quality securities.

This Prospectus offers Class B shares of the Portfolio, which are offered to clients of American International Group, Inc. ("AIG"), certain of its subsidiaries and affiliates, and other institutional investors acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity, and individual investors.

AN INVESTMENT IN THE PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE UNITED STATES GOVERNMENT, AND THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

This Prospectus sets forth concisely information about The Advisors' Inner Circle Fund (the "Fund") and the Portfolio that a prospective investor should know before investing. The Portfolio is a separate series of the Fund. Investors are advised to read this Prospectus and retain it for future reference.

A Statement of Additional Information dated February 28, 1997, as amended or supplemented from time to time, has been filed with the Securities and Exchange Commission and is available without charge by calling 1-800-249-7445. The Statement of Additional Information is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FEBRUARY 28, 1997

AIG-F-002-04

                                    SUMMARY

The following provides basic information about the Class B shares of the AIG Money Market Fund (the "Portfolio"). The Portfolio is one of the mutual funds comprising The Advisors' Inner Circle Fund (the "Fund"). The Fund also offers Class A shares of the Portfolio in a separate prospectus. This summary is qualified in its entirety by reference to the more detailed information provided elsewhere in this Prospectus and in the Statement of Additional Information.

WHAT IS THE INVESTMENT OBJECTIVE? The Portfolio seeks to preserve principal value and maintain a high degree of liquidity while providing current income. There can be no assurance that the Portfolio will achieve its investment objective or be able to maintain a net asset value of $1.00 per share on a continuous basis. See "Investment Objective and Policies."

WHAT ARE THE RISKS INVOLVED WITH AN INVESTMENT IN THE PORTFOLIO? The Portfolio will attempt to maintain a constant net asset value of $1.00 per share but there is no assurance that it can do so on a continuous basis. See "Description of Permitted Investments and Risk Factors."

WHAT ARE THE PERMITTED INVESTMENTS? The Portfolio will invest in a broad range of short-term, high quality U.S. dollar denominated money market instruments, which satisfy certain quality, maturity and diversification criteria, including criteria set by applicable laws and regulations. The Portfolio may invest in obligations of the U.S. Treasury and agencies and instrumentalities of the U.S. Government; obligations of domestic banks and U.S. dollar denominated obligations of foreign banks; short-term obligations of domestic and foreign corporate issuers; obligations of supranational entities; obligations of foreign governments; and repurchase agreements involving any of such obligations. See "Investment Objective and Policies" and "Description of Permitted Investments and Risk Factors."

WHO IS THE ADVISER? AIG Capital Management Corp. (the "Adviser") serves as the investment adviser of the Portfolio. See "Expense Summary" and "The Adviser."

WHO IS THE ADMINISTRATOR? SEI Fund Resources (the "Administrator") serves as the administrator and shareholder servicing agent of the Fund. See "The Administrator."

WHO IS THE TRANSFER AGENT? DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund. See "The Transfer Agent."

WHO IS THE DISTRIBUTOR? SEI Financial Services Company (the "Distributor") serves as the distributor of the Portfolio's shares. See "The Distributor."

IS THERE A SALES LOAD? Class B shares of the Portfolio are offered without a front-end sales charge. However, Class B shares are subject to a distribution fee of .35% of the average daily net assets of the Class B shares. See "The Distributor."

IS THERE A MINIMUM INVESTMENT? There is a minimum investment requirement of $25,000 which the Distributor may waive at its discretion.

HOW DO I PURCHASE AND REDEEM SHARES? Purchases and redemptions may be made through the Transfer Agent on a day when the New York Stock Exchange and Federal Reserve Bank are open for business (a "Business Day"). A purchase order will be effective as of the Business Day received by the Transfer Agent if the Transfer

Agent receives an order prior to 1:00 p.m. Eastern time and receives payment with readily available funds prior to 3:00 p.m. Eastern time. To purchase shares by wire, you must first call 1-800-845-3885. Redemption orders placed with the Transfer Agent prior to 1:00 p.m. Eastern time on any Business Day will be effective that Business Day. The purchase and redemption price for shares is the net asset value per share next determined after a purchase or redemption order has been received by the Transfer Agent and becomes effective. The net asset value per share is determined as of 2:00 p.m. Eastern time on each Business Day. Shares redeemed on any Business Day will not receive dividends for that day. See "Purchase and Redemption of Shares."

HOW ARE DIVIDENDS PAID? The Portfolio distributes substantially all of its net investment income (exclusive of capital gains) in the form of dividends declared daily and paid monthly. Shares normally begin earning dividends on the Business Day on which a purchase order is effective. Any capital gain is distributed at least annually. Distributions are paid in additional shares unless the shareholder elects to take the payment in cash. See "Purchase and Redemption of Shares" and "Dividends and Distributions."

                                EXPENSE SUMMARY


SHAREHOLDER TRANSACTION EXPENSES                                                         AIG MONEY MARKET FUND

                                                                                                CLASS B
--------------------------------------------------------------------------------------------------------------
Maximum Sales Load Imposed on Purchases......................................................     None
Maximum Sales Load Imposed on Reinvested Dividends...........................................     None
Deferred Sales Load..........................................................................     None
Redemption Fees (1)..........................................................................     None
Exchange Fees................................................................................     None
-------------------------------------------------------------------------------------------------------------

(1) A wire redemption charge, currently $10.00, is deducted from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder, except that certain institutions may be exempt from this wire charge.



ANNUAL OPERATING EXPENSES                                                               AIG MONEY MARKET FUND
(as a percentage of average net assets
for the most recent fiscal year)
                                                                                                   CLASS B
--------------------------------------------------------------------------------------------------------------
Advisory Fees (after fee waivers)(2)(3).......................................................       .15%
12b-1 Fees....................................................................................       .35%
Other Expenses................................................................................       .17%
--------------------------------------------------------------------------------------------------------------
Total Operating Expenses (after fee waivers)(2)(3)............................................       .67%
--------------------------------------------------------------------------------------------------------------

(2) The Adviser has, on a voluntary basis, agreed to waive 10 basis points (.10%) of its fee and to waive additional fees and/or reimburse certain expenses of the Portfolio so that the total expense ratio does not exceed .75%. The Adviser reserves the right to terminate its waiver or any reimbursements at any time upon sixty days' notice to the Portfolio in its sole discretion. Absent such waivers or any reimbursements, advisory fees for the Class B shares of the Portfolio would be .25% and total operating expenses, which include advisory fees, would be .77% of the average daily net assets of the Portfolio on an annualized basis.

(3) Advisory fees and total operating expenses have been restated to reflect current expenses.

EXAMPLE

                                                                                           AIG MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                                              1 YEAR       3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------------------------------------------------------
An investor would pay the following expenses
  on a $1,000 investment assuming (1) 5% annual
  return and (2) redemption at the end of each time period:
CLASS B...................................................................      $7           $21          $37          $83
--------------------------------------------------------------------------------------------------------------------------------

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of the expense table and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by shareholders of the Portfolio. The information set forth in the foregoing table and example relates only to the Class B shares. Additional information may be found under "The Adviser" and "The Administrator."

Long-term Class B shareholders may eventually pay more than the economic equivalent of the maximum front-end sales charges otherwise permitted by the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD").

FINANCIAL HIGHLIGHTS                             THE ADVISORS' INNER CIRCLE FUND

The following information on Class B shares of the AIG Money Market Fund has been audited by Arthur Andersen LLP, the Fund's independent public accountants, as indicated in their report dated December 6, 1996 on the Fund's financial statements as of October 31, 1996. This table should be read in conjunction with the Fund's audited financial statements and notes thereto. The Portfolio's financial statements are contained in the Annual Report to Shareholders, which is available without charge by calling 1-800-249-7445.

For a Class B share of the Portfolio Outstanding Throughout the Period:

                                                                                        AIG MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------
                                                                                        11/01/95      2/16/95(1)
                                                                                           TO             TO
                                                                                        10/31/96       10/31/95
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD...............................................     $   1.00      $    1.00
----------------------------------------------------------------------------------------------------------------
Income From Investment Operations:
  Net Investment Income............................................................         0.05           0.04
----------------------------------------------------------------------------------------------------------------
Total From Investment Operations...................................................         0.05           0.04
----------------------------------------------------------------------------------------------------------------
Less Distributions:
Distributions From Net Investment Income...........................................        (0.05)         (0.04)
     Total Distributions...........................................................        (0.05)         (0.04)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.....................................................     $   1.00      $    1.00
----------------------------------------------------------------------------------------------------------------
TOTAL RETURN.......................................................................         4.89%          5.43%*
----------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End Of Period (000)....................................................     $135,384      $ 120,482
Ratios Of Expenses To Average Net Assets...........................................         0.74%          0.75%*
Ratio Of Expenses To Average Net Assets (Excluding Fee Waivers)....................         0.77%          0.85%*
Ratio Of Net Income To Average Net Assets..........................................         4.79%          5.18%*
Ratio Of Net Income to Average
    Net Assets (Excluding Fee Waivers).............................................         4.76%          5.08%*
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

 *  Annualized
(1) The Class B shares of the AIG Money Market Fund commenced operations on February 16, 1995.

THE FUND AND THE PORTFOLIO

The Advisors' Inner Circle Fund (the "Fund") offers shares in a number of separately-managed mutual funds, each of which is a separate series ("portfolio") of the Fund. Each share of each portfolio represents an undivided, proportionate interest in that portfolio. This Prospectus offers Class B shares of the Fund's AIG Money Market Fund (the "Portfolio"), a diversified portfolio. The Portfolio offers two classes of shares (Class A and Class B) which provide for variations in distribution costs, voting rights and dividends. Except for these differences, each share of the Portfolio represents an undivided proportionate interest in the Portfolio. Information regarding the Class A shares of the Portfolio and the other mutual funds in the Fund is contained in separate prospectuses that may be obtained by calling 1-800-249-7445.

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Portfolio is to preserve principal value and maintain a high degree of liquidity while providing current income. It is also a fundamental policy of the Portfolio to use its best efforts to maintain a constant net asset value of $1.00 per share. There is no assurance that the Portfolio will achieve its investment objective or that it will be able to maintain a constant net asset value of $1.00 per share on a continuous basis.

The Portfolio intends to comply with regulations of the Securities and Exchange Commission (the "SEC") applicable to money market funds using the amortized cost method for calculating net asset value. These regulations impose certain quality, maturity and diversification restraints on Portfolio investments. Under these regulations, the Portfolio will invest in only U.S. dollar denominated securities, will maintain an average maturity on a dollar-weighted basis of 90 days or less, and will acquire only "eligible securities" that both present minimal credit risks and have a maturity of 397 days or less. For a further discussion of these rules, see "Description of Permitted Investments and Risk Factors--Restraints on Investments by Money Market Funds."

In seeking its investment objective, the Portfolio will invest exclusively in
(i) bills, notes and bonds issued by the United States Treasury ("United States Treasury Obligations") and separately traded interest and principal component parts of such obligations ("Stripped Government Securities"); (ii) obligations issued or guaranteed as to principal and interest by the agencies or instrumentalities of the United States Government; (iii) U.S. dollar denominated short-term obligations of issuers rated at the time of investment in the highest rating category for short-term debt obligations (within which there may be sub-categories or gradations indicating relative standing) by two or more nationally recognized statistical rating organizations ("NRSROs"), or only one NRSRO if only one NRSRO has rated the security, or, if not rated, as determined by the Adviser to be of comparable quality, consisting of obligations of U.S. and foreign corporations, domestic banks, foreign banks, U.S. and foreign savings and loan institutions; (iv) repurchase agreements with respect to the foregoing; (v) obligations of supranational entities satisfying the credit standards described above or, if not rated, determined by the Adviser to be of comparable quality; and (vi) obligations of foreign governments, agencies and instrumentalities satisfying the credit standards described above or, if not rated, determined by the Adviser to be of comparable quality.

The Portfolio reserves the right to invest more than 25% of its total assets in obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to similar regulations as U.S. banks. To the extent that the Portfolio invests more than 25% of its assets in bank obligations, it will be exposed to the risks associated with that industry as a whole. The Portfolio may purchase asset-backed securities rated in the highest NRSRO rating category at the time of investment. The Portfolio may invest in securities which pay interest on a variable or floating rate basis. The Portfolio may invest up to 10% of its net assets in restricted securities. In addition, the Portfolio may acquire securities on a when-issued basis and may buy securities which are subject to puts or standby commitments. The Portfolio will not invest more than 10% of its total assets in illiquid securities. The Portfolio reserves the right to enter into reverse repurchase agreements and engage in securities lending.

The Portfolio will use NRSROs such as Standard & Poor's Corporation and Moody's Investors Service, Inc. when determining security credit ratings.

For a description of the above ratings and additional information regarding the Portfolio's permitted investments, see "Description of Permitted Investments and Risk Factors" in this Prospectus and "Description of Permitted Investments" in the Statement of Additional Information.

INVESTMENT LIMITATIONS

The investment objective and the investment limitations set forth here and in the Statement of Additional Information are fundamental policies of the Portfolio. Fundamental policies cannot be changed without the consent of the holders of a majority of the Portfolio's outstanding shares.

The Portfolio may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States Government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Portfolio would be invested in the securities of such issuer; provided, however, that the Portfolio may invest up to 25% of its total assets without regard to this restriction as permitted by applicable law.

2. Purchase any securities which would cause 25% or more of the total assets of the Portfolio to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in the obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, repurchase agreements involving such securities and obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulations as U.S. banks. For purposes of this limitation, (i) utility companies will be classified according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry;
(ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational entities will be considered a separate industry; and (iv) asset-backed securities will be classified according to the underlying assets securing such securities.

3. Make loans, except that the Portfolio may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in this Prospectus and in the Statement of Additional Information.

4. Borrow money, except that the Portfolio may (i) enter into reverse repurchase agreements and (ii) borrow money for temporary or emergency purposes and then only in an amount not exceeding 33 1/3% of the value of its total assets. Any borrowing will be done from a bank and asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Portfolio shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. This borrowing provision is included for temporary liquidity or emergency purposes. All borrowings will be repaid before making investments and any interest paid on such borrowings will reduce income.

The foregoing percentages will apply at the time of the purchase of a security, except for the percentage limitations specified in paragraph 4 above, which will apply at all times.

THE ADVISER

AIG Capital Management Corp. (the "Adviser") is an indirect wholly-owned subsidiary of American International Group, Inc., ("AIG"). AIG is a holding company which through its subsidiaries is primarily engaged in a broad range of insurance and insurance-related and financial services activities in the United States and abroad. The Adviser was formed in June 1994. Its officers and employees include individuals with investment management experience, including experience with short-term investments. The Adviser currently serves as the investment adviser to two other registered investment companies: AIG All Ages Funds, Inc. and First Global Equity Portfolio. The principal business address of the Adviser is 70 Pine Street, New York, New York 10270.

The Adviser serves as the Portfolio's investment adviser and makes the investment decisions for the assets of the Portfolio and continuously reviews, supervises and administers the Portfolio's investment program, subject to the supervision of, and policies established by, the Trustees of the Fund.

The Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .25% of the average daily net assets of the Portfolio. Commencing on October 3, 1996, the Adviser voluntarily agreed to waive 10 basis points (.10%) of its fees and to waive additional fees and/or reimburse certain expenses of the Portfolio to the extent necessary in order to limit net operating expenses to an annual rate of not more than .75% of the average daily net assets of the Class B shares of the Portfolio. The Adviser reserves the right to terminate its waiver or any reimbursements at any time upon sixty days' notice to the Portfolio in its sole discretion. For the fiscal year ended October 31, 1996, the Adviser received (after a partial fee waiver) a fee equal to .23% of the Portfolio's average daily net assets (prior to October 3, 1996). For the period from October 3, 1996 through the end of the fiscal year, the Adviser received (after a partial fee waiver) a fee equal to .15% of the Portfolio's average daily net assets.

THE ADMINISTRATOR

SEI Fund Resources (the "Administrator"), provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities.

For these services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .145% of the Portfolio's average daily net assets up to $100 million; .1125% of the Portfolio's average daily net assets from $100 million up to and including $200 million; .07% of the Portfolio's average daily net assets from $200 million up to and including $450 million; and .05% of the Portfolio's average daily net assets over $450 million; provided that the Portfolio is obligated to pay the Administrator a minimum annual fee of $100,000.

The Administrator also serves as shareholder servicing agent for the Portfolio.

THE TRANSFER AGENT

DST Systems, Inc., 1004 Baltimore Street, Kansas City, Missouri 64105 (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund.

THE DISTRIBUTOR

SEI Financial Services Company (the "Distributor"), Oaks, Pennsylvania 19456, a wholly-owned subsidiary of SEI Investments Company, serves as the Fund's distributor pursuant to a distribution agreement (the "Distribution Agreement") with the Fund which applies to Class A and Class B shares of the Portfolio. The Class B shares of the Portfolio are subject to a distribution plan (the "Class B Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). As provided in the Distribution Agreement and the Class B Plan, the Portfolio pays an annual fee of .35% of the Class B share's average daily net assets to the Distributor as compensation for its services. From this amount the Distributor and any sub-distributor appointed by the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies including, without limit, other subsidiaries and affiliates of AIG, investment counselors, broker-dealers and the Distributor's affiliates and subsidiaries (collectively, "Agents") as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Class B Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution or shareholder service expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. Investors should understand that some Agents may charge their clients fees in connection with purchases of Class B shares or the provision of shareholder services with respect to Class B shares. The Fund intends to operate the Class B Plan in accordance with its terms and with the NASD rules concerning sales charges.

The Portfolio may also execute brokerage or other agency transactions through an affiliate of the Adviser or through the Distributor for which the affiliate or the Distributor may receive "usual and customary" compensation.

Certain financial institutions offering shares to their customers may be required to register as dealers pursuant to federal and state laws.

PURCHASE AND REDEMPTION OF SHARES

Shares of the Portfolio may be purchased by qualified investors by contacting the Transfer Agent or by calling 1-800-845-3885. Shares of the Portfolio are offered only to residents of states and other jurisdictions in which the shares are eligible for purchase.

Purchase of shares of the Portfolio may be made on days when the New York Stock Exchange and Federal Reserve Bank are open for business (a "Business Day"). The minimum investment in the Class B shares is $25,000; however, the minimum investment may be waived at the Distributor's discretion. There is no minimum for subsequent purchases.

PURCHASES BY WIRE TRANSFER

INITIAL PURCHASES: Before making an initial investment by wire, an investor must first telephone 1-800-845-3885 to be assigned an account number. The investor's name, account number, taxpayer identification number or Social Security number, and address must be specified in the wire. In addition, an Account Application should be promptly forwarded to the Transfer Agent at: The Advisors' Inner Circle Fund, P.O. Box 419009, Kansas City, Missouri 64141-6009.

Shareholders having an account with a commercial bank that is a member of the Federal Reserve System may purchase shares of the Portfolio by requesting their bank to transmit funds by wire to: United Missouri Bank, N.A.; ABA #10-10-00695; for Account Number 9870600404; Further Credit: AIG Money Market Fund. The shareholder's name and account number must be specified in the wire.

SUBSEQUENT PURCHASES: Additional investments may be made at any time through the wire procedures described above, which must include the shareholder's name and account number. The investor's bank may impose a fee for investments by wire.

GENERAL INFORMATION REGARDING PURCHASES

A purchase order for Class B shares will be effective as of the Business Day received by the Transfer Agent if the Transfer Agent receives an order prior to 1:00 p.m. Eastern time and receives federal funds before 3:00 p.m. Eastern time. However, an order for Class B shares may be cancelled if federal funds are not received before 3:00 p.m. on the same Business Day. Purchases may not be made by check. The purchase price for shares is the net asset value per share next determined after a purchase order has been received by the Transfer Agent and becomes effective.

The Portfolio reserves the right to reject an account application or a purchase order when the Distributor or Transfer Agent determines that it is not in the best interest of the Fund and/or its shareholders to accept such application or purchase order.

REDEMPTIONS

Redemption orders received by the Transfer Agent prior to 1:00 p.m. Eastern time on any Business Day will be effective that day. The redemption price of shares is the net asset value per share of the Portfolio next determined after an effective redemption order, in good form, is received. Shares redeemed will not receive the dividends declared on that day. Payment on redemption will be made as promptly as possible and, in any event, within seven days after the redemption order is received. Shareholders may not close their accounts by telephone.

Shareholders may receive redemption payments in the form of a check or by Federal Reserve transfer or Automatic Clearing House ("ACH") wire transfer. There is no charge for having a check for redemption proceeds mailed. The custodian will deduct a wire charge, currently $10.00, from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder, except that certain institutions may be exempt from this charge. Shareholders cannot redeem shares of the Portfolio by Federal Reserve wire on federal holidays restricting wire transfers. The Portfolio does not charge for ACH wire transfers; however, such transactions will not be posted to a shareholder's bank account until the second Business Day following the transaction.

Shareholders are granted telephone redemption privileges automatically. Neither the Fund nor the Transfer Agent will be responsible for the authenticity of the redemption instructions received by telephone if it reasonably believes those instructions are genuine. The Fund and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine, and may be liable for losses resulting from unauthorized or fraudulent telephone transactions if it does not employ those procedures. Such procedures may include taping of telephone conversations.

CALCULATION OF NET ASSET VALUE

Net asset value per share of the Portfolio is determined as of 2:00 p.m. Eastern time on each Business Day, based on the amortized cost method described in the Statement of Additional Information. No certificates representing shares will be issued. The net asset value per share of the Portfolio is determined by dividing the total market value of the Portfolio's investments using amortized cost valuations, and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio.

PERFORMANCE

From time to time the Portfolio advertises its "current yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields. The "current yield" of the Portfolio refers to the income generated by an investment in the Portfolio over a stated seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" (also called "effective compound yield") is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. The performance of Class A shares will normally be higher than that of Class B shares because Class A shares are not subject to distribution expenses charged to Class B shares. Yield quotations are computed separately for the Class A and Class B shares.

The Portfolio may periodically compare its performance to the performance of other mutual funds tracked by mutual fund rating services, broad groups of comparable mutual funds or unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs.

TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action.

No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Portfolio or its shareholders. Accordingly, shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local income taxes.

TAX STATUS OF THE PORTFOLIO

The Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Fund's other portfolios. The Portfolio intends to qualify for the special tax treatment afforded regulated investment companies as defined under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as the Portfolio qualifies for this special tax treatment, it will be relieved of federal income tax on that part of its net investment income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

The Portfolio will distribute all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from net investment income will be taxable to shareholders as ordinary income whether received in cash or in additional shares. Although the Portfolio does not expect to recognize any long-term capital gains, any dividends from net capital gain (the excess of net long-term capital gain over net short-term capital loss) will be treated as long-term capital gain, regardless of how long the shareholders have held their shares. Generally, distributions from the Portfolio are taxable to shareholders when they are paid. However, dividends declared by the Portfolio in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year, if paid by the Portfolio at any time during the following January.

The Portfolio will inform shareholders annually of the federal income tax status of all distributions. Corporate shareholders should note that Portfolio distributions will not qualify for the dividends-received deduction that is generally available to corporate taxpayers.

Income received on direct United States Government obligations is exempt from income tax at the state level when received directly and may be exempt, depending on the state, when received by a shareholder from the Portfolio provided certain state-specific conditions are satisfied. Interest received on repurchase agreements normally is not exempt from state taxation. The Portfolio will inform shareholders annually of the percentage of income and distributions derived from direct United States Government obligations. Shareholders should consult their tax advisers to determine whether any portion of the income dividends received from the Portfolio is considered tax exempt in their particular state.

The Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax.

A sale, exchange or redemption of the Portfolio's shares is a taxable event to the shareholder.

Income derived by the Portfolio from securities of foreign issuers may be subject to foreign withholding taxes. The Portfolio will not be able to elect to treat shareholders as having paid their proportionate share of such foreign taxes.

Additional information concerning taxes is set forth in the Statement of Additional Information.

GENERAL INFORMATION

THE FUND

The Fund, an open-end management investment company, was organized under Massachusetts law as a business trust under a Declaration of Trust dated July 18, 1991. The Declaration of Trust permits the Fund to offer separate series ("portfolios") and classes of shares. All consideration received by the Fund for shares of any portfolio and all assets of such portfolio belong to that portfolio and are subject to liabilities related thereto. The Fund reserves the right to create and issue shares of additional portfolios.

The Portfolio pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) pro rata share of the Fund's other expenses, including audit and legal expenses. Expenses not attributable to a specific portfolio are allocated across all of the portfolios on the basis of relative net assets.

TRUSTEES OF THE FUND

The management and affairs of the Fund are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Fund.

VOTING RIGHTS

Each share held entitles the shareholder of record to one vote. The shareholders of each class of the Portfolio will vote separately on matters relating solely to that class. The Portfolio will vote separately on matters relating solely to it. As a Massachusetts business trust, the Fund is not required to hold annual meetings of shareholders but shareholders' approval will be sought for certain changes in the operation of the Fund and for the election of Trustees under certain circumstances.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Fund. In the event that such a meeting is requested, the Fund will provide appropriate assistance and information to the shareholders requesting the meeting.

REPORTING

The Fund issues unaudited financial information semiannually and audited financial statements annually for the Portfolio. The Fund also furnishes periodic reports and, as necessary, proxy statements to shareholders of record.

SHAREHOLDER INQUIRIES

Shareholder inquiries should be directed to AIG Money Market Fund, c/o The Advisors' Inner Circle Fund, P.O. Box 419009, Kansas City, Missouri 64141-6009 or by calling 1-800-249-7445. Purchase and redemption transactions should be made through the Transfer Agent by calling 1-800-845-3885.

DIVIDENDS AND DISTRIBUTIONS

The Portfolio declares dividends of substantially all of its net investment income (exclusive of capital gains) daily and distributes such dividends monthly. Shares purchased normally begin earning dividends on the Business Day on which the purchase order relating to such share purchase is effective. If any capital gain is realized, substantially all of it will be distributed at least annually.

Shareholders automatically receive all income dividends and capital gain distributions in additional shares, unless the shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Transfer Agent at least 15 days prior to the distribution. Shareholders may receive payments for cash distributions in the form of a check or by Federal Reserve or ACH wire transfer.

COUNSEL AND INDEPENDENT PUBLIC ACCOUNTANTS

Morgan, Lewis & Bockius LLP serves as counsel to the Fund. Arthur Andersen LLP serves as the independent public accountants of the Fund.

CUSTODIAN

CoreStates Bank, N.A., Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101 acts as custodian (the "Custodian") of the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the 1940 Act.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following is a description of permitted investments for the Portfolio, and the associated risk factors:

ASSET-BACKED SECURITIES--Asset-backed securities are secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

BANKERS' ACCEPTANCES--Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

CERTIFICATES OF DEPOSIT--Certificates of deposit are interest bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity.

COMMERCIAL PAPER--Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary from a few to 270 days.

EURODOLLAR AND YANKEE BANK OBLIGATIONS-- Eurodollar bank obligations are U.S. dollar denominated certificates of deposit or time deposits issued outside the United States by foreign branches of U.S. banks or by foreign banks. Yankee bank obligations are U.S. dollar denominated obligations issued in the United States by foreign banks.

ILLIQUID SECURITIES--Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on the Portfolio's books. An illiquid security includes a demand instrument with a demand notice period exceeding seven days, where there is no secondary market for such security, and repurchase agreements with a remaining term to maturity in excess of 7 days.

OBLIGATIONS OF SUPRANATIONAL ENTITIES--Supranational entities are entities established through the joint participation of several governments, and include the Asian Development Bank, the Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank.

REPURCHASE AGREEMENTS--Repurchase agreements are agreements by which the Portfolio obtains a security and simultaneously commits to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The Custodian will hold the security as collateral for the repurchase agreement. The Portfolio bears a risk of loss in the event the other party defaults on its obligations and the Portfolio is delayed or prevented from exercising its right to dispose of the collateral or if the Portfolio realizes a loss on the sale of the collateral. The Portfolio will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the 1940 Act.

RESTRICTED SECURITIES--Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933 or an exemption from registration.

RESTRAINTS ON INVESTMENTS BY MONEY MARKET FUNDS--Investments by a money market fund are subject to limitations imposed under regulations adopted by the SEC. Under these regulations, money market funds may only acquire obligations that present minimal credit risk and that are "eligible securities," which means they are (i) rated, at the time of investment, by at least two NRSROs (one if it is the only organization rating such obligation) in the highest rating category or, if unrated, determined to be of comparable quality (a "first tier security"); or
(ii) rated according to the foregoing criteria in the second highest rating category or, if unrated, determined to be of comparable quality ("second tier security"). A security is not considered to be unrated if its issuer has outstanding obligations of comparable priority and security that have a short-term rating. A money market fund may invest up to 25% of its assets in "first tier" securities of a single issuer for a period of up to three business days.

REVERSE REPURCHASE AGREEMENTS--Reverse repurchase agreements are agreements by which the Portfolio sells securities to financial institutions and simultaneously agrees to repurchase those securities at a mutually agreed-upon date and price. At the time a Portfolio enters into a reverse repurchase agreement, the Portfolio will place liquid assets having a value equal to the repurchase price in a segregated custodial account and monitor this account to ensure equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of securities sold by the Portfolio may decline below the price at which the Portfolio is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the 1940 Act.

STANDBY COMMITMENTS AND PUTS--Securities subject to standby commitments or puts permit the holder thereof to sell the securities at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable; therefore, the standby commitment or put would only have value to the Portfolio owning the security to which it relates. In certain cases, a premium may be paid for a standby commitment or put, which premium will have the effect of reducing the yield otherwise payable on the underlying security. The Portfolio will limit standby commitment or put transactions to institutions believed to present minimal credit risk.

SECURITIES LENDING--In order to generate additional income, the Portfolio may lend securities which it owns pursuant to agreements requiring that the loan be continuously secured by collateral consisting of cash or securities of the U.S. Government or its agencies equal to at least 100% of the market value of the securities lent. The Portfolio continues to receive interest on the securities lent while simultaneously earning interest on the investment of cash collateral. Collateral is marked to market daily. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.

SECURITIES OF FOREIGN ISSUERS--There are certain risks connected with investing in securities of foreign issuers. These include risks of adverse political and economic developments (including possible governmental seizure or nationalization of assets), the possible imposition of exchange controls or other governmental restrictions, less uniformity in accounting and reporting requirements, the possibility that there will be less information on such securities and their issuers available to the public, the difficulty of obtaining or enforcing court judgments abroad, restrictions on foreign investments in other jurisdictions, difficulties in effecting repatriation of capital invested abroad, and difficulties in transaction settlements and the effect of delay on shareholder equity. Foreign securities may be subject to foreign taxes, and may be less marketable than comparable U.S. securities.

STRIPPED GOVERNMENT SECURITIES--The Portfolio may purchase Separately Traded Registered Interest and Principal Securities ("STRIPS") that are created when the coupon payments and the principal payment are stripped from an outstanding United States Treasury bond by the Federal Reserve Bank of New York and sold separately. The Portfolio may not actively trade STRIPS.

TIME DEPOSITS--Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a remaining term to maturity in excess of 7 days are considered to be illiquid securities.

U.S. GOVERNMENT AGENCY SECURITIES--Obligations issued or guaranteed by agencies of the U.S. Government include, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government include, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., Government National Mortgage Association securities), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (e.g., Federal National Mortgage Association securities). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Portfolio's shares.

U.S. TREASURY OBLIGATIONS--U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as STRIPS.

VARIABLE AND FLOATING RATE INSTRUMENTS--Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES--When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The Portfolio will maintain with the Custodian a separate account with liquid assets in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Portfolio before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although the Portfolio generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Portfolio may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

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



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


              TABLE OF CONTENTS

                                              PAGE
                                              ----
SUMMARY .....................................    2
EXPENSE SUMMARY .............................    4
FINANCIAL HIGHLIGHTS ........................    5
THE FUND AND THE PORTFOLIO ..................    6
INVESTMENT OBJECTIVE AND POLICIES ...........    6
INVESTMENT LIMITATIONS ......................    7
THE ADVISER .................................    8
THE ADMINISTRATOR ...........................    8
THE TRANSFER AGENT ..........................    9
THE DISTRIBUTOR .............................    9
PURCHASE AND REDEMPTION OF SHARES ...........    9
PERFORMANCE .................................   11
TAXES .......................................   11
GENERAL INFORMATION .........................   12
DESCRIPTION OF PERMITTED INVESTMENTS
  AND RISK FACTORS ..........................   13



Fund:
The Advisors' Inner Circle Fund

Portfolio:
AIG Money Market Fund

Adviser:
AIG Capital Management Corp.

Distributor:
SEI Financial Services Company

Administrator:
SEI Fund Resources

Legal Counsel:
Morgan, Lewis & Bockius LLP

Independent Public Accountants:
Arthur Andersen LLP

February 28, 1997
For Information call: 1-800-845-3885
AIG-F-002-04


                                   Prospectus


                                      AIG
                               Money Market Fund
                                    Class B



                                     [LOGO]




                                   Advised by

                          AIG Capital Management Corp.

                              AIG MONEY MARKET FUND

                               Investment Adviser:
                          AIG CAPITAL MANAGEMENT CORP.

This Statement of Additional Information is not a prospectus and relates only to the Class A and Class B shares of the AIG Money Market Fund (the "Portfolio"). It is intended to provide additional information regarding the activities and operations of The Advisors' Inner Circle Fund (the "Fund") and the Portfolio. This Statement of Additional Information should be read in conjunction with the Portfolio's Prospectuses dated February 28, 1997, as amended or supplemented from time to time. A copy of the Prospectuses for the Class A and Class B shares of the Portfolio may be obtained by calling 1-800-249-7445.

                                TABLE OF CONTENTS
THE FUND ...................................................................2
DESCRIPTION OF PERMITTED INVESTMENTS........................................2
INVESTMENT LIMITATIONS......................................................3
THE ADVISER.................................................................4
THE ADMINISTRATOR...........................................................5
THE DISTRIBUTOR.............................................................6
TRUSTEES AND OFFICERS OF THE FUND...........................................7
COMPUTATION OF YIELD AND TOTAL RETURN......................................10
PURCHASE AND REDEMPTION OF SHARES..........................................11
DETERMINATION OF NET ASSET VALUE...........................................11
TAXES    ..................................................................13
PORTFOLIO TRANSACTIONS.....................................................15
DESCRIPTION OF SHARES......................................................16
SHAREHOLDER LIABILITY......................................................17
LIMITATION OF TRUSTEES' LIABILITY..........................................17
5% SHAREHOLDERS............................................................17
FINANCIAL STATEMENTS.......................................................19
APPENDIX .................................................................A-1



February 28, 1997

AIG-F-003-03

THE FUND

This Statement of Additional Information relates only to the AIG Money Market Fund (the "Portfolio"). The Portfolio is a separate series of The Advisors' Inner Circle Fund (the "Fund"), an open-end management investment company, established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated July 18, 1991. The Declaration of Trust permits the Fund to offer separate series ("portfolios") of shares of beneficial interest ("shares"). Shares of the Portfolio may be purchased through two separate classes (Class A and Class B) which provide for variations in distribution fees, voting rights and dividends. Except for these differences, each share of the Portfolio represents an equal proportionate interest in the Portfolio. See "Description of Shares." No investment in shares of the Portfolio should be made without first reading the applicable Prospectus of the Portfolio. Capitalized terms not defined herein are defined in the Prospectuses.

DESCRIPTION OF PERMITTED INVESTMENTS

The following sets forth certain information as a supplement to the "Investment Objective and Policies" and "Description of Permitted Investments and Risk Factors" sections of the Prospectuses.

Asset-Backed Securities - The Portfolio may invest in asset-backed securities secured by assets including company receivables, truck and auto loans, leases and credit card receivables. The Portfolio may invest in other asset-backed securities that may be created in the future if the Adviser determines they are suitable. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with collateralized mortgage obligations ("CMOs"). In addition, credit card receivables are unsecured obligations of the card holder.

Securities of Foreign Governments - The Portfolio may invest in U.S. dollar denominated obligations of foreign governments. These instruments may subject the Portfolio to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

Securities of Foreign Issuers - There are certain risks connected with investing in foreign securities. These include risks of adverse political and economic developments (including possible governmental seizure or nationalization of assets), the possible imposition of exchange controls or other governmental restrictions, less uniformity in accounting and reporting requirements, the possibility that there will be less information on such securities and their issuers available to the public, the difficulty of obtaining or enforcing court judgments abroad, restrictions on foreign investments in other jurisdictions, difficulties in effecting repatriation of capital invested abroad, and difficulties in transaction settlements and the effect of delay on shareholder equity. Foreign securities may be subject to foreign taxes, and may be less marketable than comparable U.S. securities.

Certain United States Government agencies have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. Agencies of the United States Government which issue such obligations consist of, among others, the Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration, Government National Mortgage Association ("GNMA"), Maritime Administration, Small Business Administration, and the Tennessee Valley Authority. Obligations of instrumentalities of the United States Government include securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association ("FNMA") and the United States Postal Service. Some of these securities are supported by the full faith and credit of the United States Treasury (e.g., GNMA securities). Others are supported by the right of the issuer to borrow from the Treasury and still others are supported only by the credit of the instrumentality (e.g., FNMA securities). Guarantees of principal by agencies or instrumentalities of the United States Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

INVESTMENT LIMITATIONS

In addition to the limitations listed in the "Investment Limitations" section in the Prospectuses, the Portfolio may not:

1.       Acquire more than 5% of the voting securities of any one issuer.

2.       Invest in companies for the purpose of exercising control.

3. Pledge, mortgage or hypothecate assets except to secure temporary borrowings as disclosed in the fundamental policies described in the Prospectuses in aggregate amounts not to exceed 10% of total assets taken at current value at the time of the incurrence of such loan.

4. Purchase or sell real estate, real estate limited partnership interests, futures contracts, commodities or commodities contracts and interests in a pool of securities that are secured by interests in real estate. However, subject to the permitted investments of the Portfolio, it may invest in municipal securities or other marketable obligations secured by real estate or interests therein.

5. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Portfolio may obtain short-term credits as necessary for the clearance of security transactions.

6. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling the Portfolio security.

7. Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder.

8. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

9. Purchase or retain securities of an issuer if, to the knowledge of the Portfolio, an officer, trustee, partner or director of the Fund or any investment adviser of the Portfolio owns beneficially more than 0.5% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 0.5% of such shares or securities together own more than 5% of such shares or securities.

10. Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

11. Write puts, calls, options or combinations thereof or invest in warrants.

The foregoing percentages will apply at the time of the purchase of a security.

THE ADVISER

The Fund and AIG Capital Management Corp. (the "Adviser") have entered into an advisory agreement dated November 21, 1994 (the "Advisory Agreement"). The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

For the fiscal period ended October 31, 1995 and the fiscal year ended October 31, 1996, the Adviser was paid $548,035 and $1,023,856, respectively, and waived fees of $243,994 and $81,307, respectively, with respect to the Portfolio.

The continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Portfolio, and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Fund or, with respect to the Portfolio, by a majority of the outstanding shares of the Portfolio, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Fund.

THE ADMINISTRATOR

The Fund and SEI Fund Resources (the "Administrator") have entered into an administration agreement (the "Administration Agreement"). The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect with respect to the Portfolio until November 21, 1997 and shall continue in effect for successive periods of two years unless terminated by either party on not less than 90 days' written notice to the other party. For the fiscal period ended October 31, 1995 and the fiscal year ended October 31, 1996, the Administrator received a fee of $331,829 and $411,405, respectively from the Portfolio. The Administrator waived $13,365 of fees for the fiscal year ended October 31, 1996.

The Fund and the Administrator have also entered into a shareholder servicing agreement pursuant to which the Administrator provides certain shareholder services in addition to those set forth in the Administration Agreement.

The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Financial Management Corporation ("SFM"), a wholly-owned subsidiary of SEI Investments Company ("SEI"), is the owner of all beneficial interests in the Administrator. SEI and its affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors and money managers. The Administrator and its affiliates also serve as administrator to the following other mutual funds:
The Achievement Funds Trust, The Arbor Fund, ARK Funds, Bishop Street Funds, CoreFunds, Inc., CrestFunds, Inc., CUFUND, FMB Funds, First American Funds, Inc.,

First American Investment Funds, Inc., First American Strategy Funds,
Inc., HighMark Fund, Marquis Funds(R), Monitor Funds, Morgan Grenfell Investment Trust, The PBHG Funds, Inc., The Pillar Funds, Profit Funds Investment Trust, Rembrandt Funds(R), Santa Barbara Group of Mutual Funds, Inc., 1784 Funds(R), SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Stepstone Funds, STI Classic Funds and STI Classic Variable Trust.

THE DISTRIBUTOR

SEI Financial Services Company (the "Distributor"), a wholly-owned subsidiary of SEI, and the Fund are parties to a distribution agreement dated November 14, 1991 ("Distribution Agreement") which applies to both Class A and Class B shares of the Portfolio.

The Distribution Agreement is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority of the outstanding shares of the Fund upon not more than 60 days' written notice by either party or upon assignment by the Distributor. The Distributor does not receive compensation for distribution of Class A shares of the Portfolio. Class B shares are subject to the terms of a distribution plan dated August 8, 1994 (the "Class B Plan").

Class B Plan

The Distribution Agreement and the Class B Plan adopted by the sole initial shareholder of the shares provide that the Class B shares of the Portfolio will pay the Distributor a fee of .35% of the average daily net assets of the Class B shares which the Distributor may use to compensate broker-dealers and service providers, including the Adviser and its affiliates which provide administrative and/or distribution services to the Class B Shareholders or their customers who beneficially own Class B shares. The Distributor has appointed AIG Equity Sales Corp. (the "Sub-Distributor"), a wholly-owned subsidiary of AIG and an affiliate of the Adviser, as sub-distributor and servicing agent with respect to the Class B shares of the Portfolio.

The Fund has adopted the Class B Plan in accordance with the provisions of Rule 12b-1 under the 1940 Act which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Class B Plan must be approved annually by a majority of the Trustees of the Fund and by a majority of the Trustees who are not parties to the Distribution Agreement or interested persons (as defined by the 1940 Act) of any party to the Distribution Agreement ("Qualified Trustees"). The Class B Plan requires that quarterly written reports of amounts spent under the Class B Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Class B Plan may not be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding Class B shares of the Portfolio. All material amendments of the Plan will require approval by a majority of the Trustees of the Fund and of the Qualified Trustees.

For the fiscal year ended October 31, 1996, the Distributor received from the Portfolio, pursuant to the Class B Plan, distribution fees in the amount of $397,438 with respect to the Class B shares. The entire amount of these fees was paid by the Distributor to the Sub-Distributor, as compensation for its services, in accordance with an agreement between the Distributor and the Sub-Distributor.

TRUSTEES AND OFFICERS OF THE FUND

The management and affairs of the Fund are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Fund pays the fees for unaffiliated Trustees.

The Trustees and Executive Officers of the Fund, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Fund also serve as officers of some or all of the following: The Achievement Funds Trust, The Arbor Fund, ARK Funds, Bishop Street Funds, CoreFunds, Inc., CrestFunds, Inc., CUFUND, FMB Funds, Inc., First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc, HighMark Fund, Marquis Funds(R), Monitor Funds, Morgan Grenfell Investment Trust, The PBHG Funds, Inc., The Pillar Funds, Profit Funds Investment Trust, Rembrandt Funds(R), Santa Barbara Group of Mutual Funds, Inc., 1784 Funds(R), SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Stepstone Funds, STI Classic Funds, and STI Classic Variable Trust, each of which is an open-end management investment company managed by SEI Fund Resources or its affiliates and, except for Profit Funds Investment Trust, Rembrandt Funds(R), and Santa Barbara Group of Mutual Funds, Inc., are distributed by SEI Financial Services Company.

ROBERT A. NESHER (DOB 08/17/46) -- Chairman of the Board of Trustees* -- Retired since 1994. Executive Vice President of SEI, 1986-1994. Director and Executive Vice President of the Administrator and the Distributor, 1981-1994. Trustee of the Arbor Fund, Marquis Funds(R), Advisors' Inner Circle Fund, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Insurance Investment Products Trust, 1784 Funds(R), Pillar Funds, Rembrandt Funds, and Stepstone Funds.

JOHN T. COONEY (DOB 01/20/27) -- Trustee** -- 569 N. Post Oak Lane, Houston, TX 77024. Retired since 1992. Formerly Vice Chairman of Ameritrust Texas N.A., 1989-1992, and MTrust Corp., 1985-1989. Trustee of the Arbor Fund, Marquis Funds(R), and Advisors' Inner Circle Fund.

WILLIAM M. DORAN (DOB 05/26/40) - Trustee* - 2000 One Logan Square, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius (law firm), counsel to the Trust, Administrator and Distributor, Director and Secretary of SEI. Trustee of the Arbor Fund, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, SEI Asset Allocation Trust, SEI Institutional Investments Trust, Insurance Investment Products Trust, The Advisors' Inner Circle Fund, and Marquis Funds(R).

FRANK E. MORRIS (DOB 12/30/23) -- Trustee** -- 105 Walpole Street, Dover, MA 02030. Retired since 1990. Peter Drucker Professor of Management, Boston College, 1989-1990. President, Federal Reserve Bank of Boston, 1968-1988. Trustee of The Arbor Fund, Marquis Funds(R), Advisors' Inner Circle Fund, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, Insurance Investment Products Trust, SEI Asset Allocation Trust and SEI Institutional Investments Trust.

ROBERT A. PATTERSON (DOB 11/05/27) -- Trustee** -- 208 Old Main, University Park, PA 16802. Pennsylvania State University, Senior Vice President, Treasurer (Emeritus). Financial and Investment Consultant, Professor of Transportation (1984-present). Vice President- Investments, Treasurer, Senior Vice President (Emeritus) (1982-1984). Director, Pennsylvania Research Corp.; Member and Treasurer, Board of Trustees of Grove City College. Trustee of the Arbor Fund, Marquis Funds(R), and Advisors' Inner Circle Fund.

GENE PETERS (DOB 06/03/29)--- Trustee** -- 943 Oblong Road, Williamstown, MA 01267. Private investor from 1987 to present. Vice President and Chief Financial Officer, Western Company of North America (petroleum service company) (1980-1986). President of Gene Peters and Associates (import company) (1978-1980). President and Chief Executive Officer of Jos. Schlitz Brewing Company before 1978. Trustee of the Arbor Fund, Marquis Funds(R) and Advisors' Inner Circle Fund.

JAMES M. STOREY (DOB 04/12//31) -- Trustee** -- Partner, Dechert Price & Rhoads, from September 1987 - December 1993; Trustee of the Arbor Fund, Marquis Funds(R), Advisors' Inner Circle Fund, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, Insurance Investment Products Trust, SEI Asset Allocation Trust, and SEI Institutional Investments Trust.

DAVID G. LEE (DOB 04/16/52) -- President and Chief Executive Officer -- Senior Vice President of the Administrator and Distributor since 1993. Vice President of the Administrator and Distributor, 1991-1993. President, GW Sierra Trust Funds before 1991.

SANDRA K. ORLOW (DOB 10/18/53) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of the Administrator and Distributor since 1988.

KEVIN P. ROBINS (DOB 04/15/61) -- Vice President and Assistant Secretary -- Senior Vice President, General Counsel and Assistant Secretary of SEI, Senior Vice President, General Counsel and Secretary of the Administrator and Distributor since 1994. Vice President and Assistant Secretary of SEI, the Administrator and Distributor, 1992-1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1988-1992.

RICHARD W. GRANT (DOB 10/25/45) -- Secretary -- 2000 One Logan Square, Philadelphia, A 19103, Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, Administrator and Distributor.

KATHRYN L. STANTON (DOB 11/19/58) -- Vice President and Assistant Secretary, Deputy General Counsel, of SEI, Vice President and Assistant Secretary of the Administrator and Distributor since 1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1989-1994.

JOSEPH P. LYDON (DOB 09/27/59)-- Vice President and Assistant Secretary -- Director, Business Administration of Fund Resources, April 1995. Vice President, Fund Group, Dremen Value Management, LP, President, Dremen Financial Services, Inc. prior to 1995.

STEPHEN G. MEYER (DOB 07/12/65) -- Controller, Chief Financial Officer-Vice President and Controller of SEI Fund Resources since 1995. Director, Internal Audit and Risk Management, SEI Corporation, 1992-1995. Senior Associate, Coopers and Lybrand, 1990-1992.

TODD B. CIPPERMAN (DOB 01/14/66) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of SEI, the Administrator and the Distributor since 1995. Associate, Dewey Ballantine (law firm) (1994-1995). Associate, Winston & Strawn (law firm) (1991-1994).

BARBARA A. NUGENT (DOB 06/18/56) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of SEI, the Administrator and Distributor since 1996. Associate, Drinker Biddle & Reath (law firm) (1994-1996). Assistant Vice President/Administration, Delaware Service Company, Inc. (1992-1993); Assistant Vice President - Operations of Delaware Service Company, Inc. (1988-1992).

MARC H. CAHN (DOB 06/19/57) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of SEI, the Administrator and Distributor since 1996. Associate General Counsel, Barclays Bank PLC (1995-1996). ERISA counsel, First Fidelity Bancorporation (1994-1995), Associate, Morgan, Lewis & Bockius LLP (1989-1994).

----------
*Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act.

**Messrs. Cooney, Morris, Patterson, Peters and Storey serve as members of the Audit Committee of the Fund.

The Trustees and officers of the Fund own less than 1% of the outstanding shares of the Fund. The Fund pays the fees for unaffiliated Trustees.

The following table exhibits Trustee compensation for the fiscal year ended October 31, 1996.




                                                                                                       Total Compensation
                                                                                                       From Registrant and
                                                                                                       Fund Complex Paid
                             Aggregate Compensation          Pension or Retirement  Estimated Annual   to Trustees for the
                             From Registrant for the Fiscal  Benefits Accrued as    Benefits Upon      Fiscal Year Ended
Name of Person, Position     Year Ended October 31, 1996     Part of Fund Expenses  Retirement         October 31, 1996
------------------------     ---------------------------     ---------------------  ----------------   ----------------------

John T. Cooney               $9,859                                    N/A                 N/A         $9,859 for services on
                                                                                                       1 board
Frank E. Morris              $10,006                                   N/A                 N/A         $10,006 for services
                                                                                                       on 1 board
Robert Patterson             $10,006                                   N/A                 N/A         $10,006 for services
                                                                                                       on 1 board
Eugene B. Peters             $10,006                                   N/A                 N/A         $10,006 for services
                                                                                                       on 1 board
James M. Storey, Esq.        $10,006                                   N/A                 N/A         $10,006 for services
                                                                                                       on 1 board
William A. Doran, Esq.       $0                                        N/A                 N/A         $0 for services on 1
                                                                                                       board
Robert A. Nesher             $0                                        N/A                 N/A         $0 for services on 1
                                                                                                       board



COMPUTATION OF YIELD AND TOTAL RETURN

From time to time, the Fund may advertise yield and effective yield of the Portfolio. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields. The yield of the Portfolio refers to the annualized income generated by an investment in the Portfolio over a specified 7-day period. The yield is calculated by assuming that the income generated by the investment during that 7-day period is generated in each period over one year and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed investment. In particular, yield will be calculated according to the following formula:

Yield = 2[((a-b)/cd+1)6-1], where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

For the 7-day period ended October 31, 1996, the end of the Portfolio's most recent fiscal year, the current and effective yield for Class A shares of the Portfolio was 5.15% and 5.28%, respectively, and for Class B shares was 4.80% and 4.91%, respectively.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions may be made through the Distributor on a day when the New York Stock Exchange and Federal Reserve wire system are open for business. Shares of the Portfolio are offered on a continuous basis. Currently, the Portfolio is closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas.

It is currently the Fund's policy to pay all redemptions in cash. The Fund retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Portfolio in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

The Fund reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which the disposal or valuation of the Portfolio's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Fund also reserves the right to suspend sales of shares of any Portfolio for any period during which the New York Stock Exchange, the Adviser, the Administrator, the Transfer Agent and/or the custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

The net asset value per share of each class of the Portfolio is calculated by adding the value of securities and other assets, subtracting liabilities and dividing by the number of outstanding shares. Securities will be valued by the amortized cost method which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security's value, as determined by this method, is higher or lower than the price the Portfolio would receive if it sold the instrument. During periods of declining interest rates, the daily yield of the Portfolio may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by the Portfolio resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Portfolio would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in the Portfolio would experience a lower yield. The converse would apply in a period of rising interest rates.

The use of amortized cost valuation by the Portfolio and the maintenance of the Portfolio's net asset value at $1.00 are permitted by regulations promulgated by Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), provided that certain conditions are met. Under Rule 2a- 7 as amended, a money market portfolio must maintain a dollar-weighted average maturity in the Portfolio of 90 days or less and not purchase any instrument having a remaining maturity of more than 397 days. In addition, money market funds may acquire only U.S. dollar denominated obligations that present minimal credit risks and that are "eligible securities" which means they are (i) rated, at the time of investment, by at least two nationally recognized statistical rating organizations (one if it is the only organization rating such obligation) in the highest short-term rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or (ii) rated according to the foregoing criteria in the second highest short-term rating category or, if unrated, determined to be of comparable quality ("second tier security"). The Adviser will determine that an obligation presents minimal credit risks or that unrated instruments are of comparable quality in accordance with guidelines established by the Trustees. The Trustees must approve or ratify the purchase of any unrated securities or securities rated by only one rating organization. In addition, investments in second tier securities are subject to the further constraints that (i) no more than 5% of the Portfolio's assets may be invested in such securities in the aggregate, and (ii) any investment in such securities of one issuer is limited to the greater of 1% of the Portfolio's total assets or $1 million. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Portfolio. However, there is no assurance that the Portfolio will be able to meet this objective. The Fund's procedures include the determination of the extent of deviation, if any, of the Portfolio's current net asset value per unit calculated using available market quotations from the Portfolio's amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculated such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated. If the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to Shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. In addition, if the Portfolio incurs a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of the Portfolio in each Shareholder's account and to offset each Shareholder's pro rata portion of such loss or lability from the Shareholder's accrued but unpaid dividends or from future dividends.

The securities of the Portfolio are valued by the Administrator. The Administrator will use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Trustees.

TAXES

The following is only a summary of certain tax considerations generally affecting the Portfolio and its shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations, including their state and local tax liabilities.

Federal Income Tax

The following discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

The Portfolio intends to qualify as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By following such a policy, the Portfolio expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject.

In order to qualify for treatment as a RIC under the Code, the Portfolio generally must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Portfolio's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; (ii) the Portfolio must derive less than 30% of its gross income each taxable year from the sale or other disposition of stocks or securities held for less than three months; (iii) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iv) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which the Portfolio controls and which are engaged in the same, similar or related trades or businesses.

Notwithstanding the Distribution Requirement described above, which requires only that the Portfolio distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), the Portfolio will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts. The Portfolio intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for federal excise tax.

Certain securities purchased by the Portfolio are sold with original issue discount and thus do not make periodic cash interest payments. The Portfolio will be required to include as part of its current income the accrued discount on such obligations even though the Portfolio has not received any interest payments on such obligations during that period. Because the Portfolio distributes all of its net investment income to its shareholders, the Portfolio may have to sell portfolio securities to distribute such accrued income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Any gain or loss recognized on a sale or redemption of shares of the Portfolio by a non-exempt shareholder who is not a dealer in securities generally will be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise generally will be treated as a short-term capital gain or loss. If shares of the Portfolio on which a net capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the capital gain distribution.

In certain cases, the Portfolio will be required to withhold, and remit to the United States Treasury, 31% of any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, or (3) has not certified to the Portfolio that such shareholder is not subject to backup withholding.

Dividends to shareholders who are non-resident individuals or entities may be subject to a 31% United States withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Non-resident shareholders are urged to consult their own tax advisers concerning the applicability of the U.S. withholding tax.

If the Portfolio fails to qualify as a RIC for any taxable year, it will be subject to tax on its taxable income at regular corporate rates. In such an event, all distributions from the Portfolio generally would be eligible for the corporate dividend received deduction.

State Taxes

The Portfolio is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Portfolio shareholders should consult with their tax advisers regarding the state and local tax consequences of investments in the Portfolio.

PORTFOLIO TRANSACTIONS

The Portfolio has no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees of the Fund, the Adviser is responsible for placing the orders to execute transactions for the Portfolio. In placing orders, it is the policy of the Fund to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Portfolio will not necessarily be paying the lowest spread or commission available.

The money market instruments in which the Portfolios invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Portfolio will primarily consist of dealer spreads and underwriting commissions.

The Adviser may, consistent with the interests of the Portfolio, select brokers on the basis of the research services they provide to the Adviser. Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement. If, in the judgment of the Adviser, a Portfolio or other accounts managed by the Adviser will be benefitted by supplemental research services, the Adviser is authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. The expenses of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information, such services may not be used exclusively, or at all, with respect to the Portfolio or account generating the brokerage, and there can be no guarantee that the Adviser will find all of such services of value in advising the Portfolio. For the fiscal period ended October 31, 1996, the Portfolio directed no transactions to broker-dealers for research services.

It is expected that the Portfolio may execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934 and rules promulgated by the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for the Portfolio on an exchange if a written contract is in effect between the Distributor and the Fund expressly permitting the Distributor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Portfolio for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

Since the Portfolio does not market its shares through intermediary brokers or dealers, it is not the Fund's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend the Portfolio' shares to clients, and may, when a number of brokers and dealers can provide best net results on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

The Portfolio is required to identify any securities of its "regular brokers or dealers" (such term is defined in the 1940 Act, which the Portfolio has acquired during its most recent fiscal year. As of October 31, 1996, the Portfolio held $19,901,000 of debt securities issued by Merrill Lynch, $4,971,000 of debt securities issued by J.P. Morgan and $19,000,000 of debt securities issued by Morgan Stanley & Co. Incorporated.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of portfolios and different classes of shares of each portfolio, each of which represents an equal proportionate interest in the portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the portfolio. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Fund may create additional series of shares divided into different classes. All consideration received by the Fund for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Fund is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Fund were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Fund's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Fund or the Trustees, and because the Declaration of Trust provides for indemnification out of the Fund property for any shareholder held personally liable for the obligations of the Fund.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Fund unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

5% SHAREHOLDERS

As of February 1, 1997, the following persons were the only persons who were record owners (or to the knowledge of the Fund, beneficial owners) of 5% or more of each class of the Portfolio's shares.


Shareholder                                          Number of Shares                   %
-----------                                          ----------------                   -

CLASS A:
--------
AIG Life Insurance Investment                        56,506,056.680                     19.14%
c/o AIG Inc.
70 Pine Street, 19th Floor
New York, NY  10270-0002

                                      S-17




Transatlantic Reinsurance Investment                 53,318,475.060                     18.06%
c/o AIG Inc.
70 Pine Street, 19th Floor
New York, NY  10270-0002

AI Life Assurance Investment                         29,886,231.930                     10.12%
c/o AIG Inc.
70 Pine Street, 19th Floor
New York, NY  10270-0002

AI Aviation Premium                                  24,387,567.660                      8.26%
c/o AIG Inc.
70 Pine Street, 19th Floor
New York, NY  10270-0002

CLASS B:

NUF/Machine Deductible                               38,126,665.550                     34.96%
Attn: AIG Treasury
70 Pine Street, 19th Floor
New York, NY  10270-0002

NUF of Pittsburgh/Reinsurance                        12,937,114.600                     11.86%
c/o AIG Treasury Group
70 Pine Street, 19th Floor
New York, NY  10270-0002

National Union Fire Insurance Co.                     6,011,045.310                      5.51%
of Pittsburgh PA as a Secured Party
Montgomery Ward & Co. Inc. as
Pledgor
844 N. Larrabee Street
Chicago, IL  60610

National Union Fire Insurance Co. of                  5,969,296,820                      5.47%
Pittsburgh PA as Secured Party
Leased Equipment Reinsurance Co. Inc. as
Pledgor
P.O. Box 152
Hamilton, Bermuda

The Fund believes that most of the shares referred to above were held by the above persons in accounts for their fiduciary, agency or custodial customers.

FINANCIAL STATEMENTS

The financial statements for the fiscal year ended October 31, 1996, including notes thereto and the report of Arthur Andersen LLP thereon, are herein incorporated by reference in reliance upon the authority of said firm as experts in giving said report. A copy of the 1996 Annual Report to Shareholders must accompany the delivery of this Statement of Additional Information.

APPENDIX

DESCRIPTION OF RATINGS

The following descriptions are summaries of published ratings.

Short-term obligations rated A by Standard & Poor's ("S&P") is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1 + and 2, 1 to indicate the relative degree of safety. Issues rated A-1+ are those which possess extremely strong safety characteristics. Those rated A-1 reflect a "very strong" degree of safety regarding timely payment. Those rated A-2 reflect a safety regarding timely payment but not as high as A-1.

Short-term obligations issues rated Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's") are judged by Moody's to be of the "highest" quality and "higher" quality respectively on the basis of relative repayment capacity.

The rating Fitch-1 (Highest Grade) is the highest commercial rating assigned by Fitch Investors Service, Inc. ("Fitch"). Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest short-term obligations rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

The rating Duff-1 is the highest short-term obligations rating assigned by Duff & Phelps, Inc. ("Duff"). Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small. The designation A1 by IBCA, Inc. ("IBCA") indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated A2 are supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.